Note 7. Promissory Notes Payable - Promissory Notes Issued (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Payables and Accruals [Abstract]
Promissory note, issued on Mar 15, 2010	$ 100,510	$ 98,330
Promissory note - interest, issued on Mar 15, 2010	400.00%	400.00%
Promissory note, issued on Jun 10, 2010	25,128	24,584
Promissory note - interest, issued on Jun 10, 2010	1000.00%	1000.00%
Promissory note, issued on Feb 1, 2012	50,255
Promissory note - interest, issued on Feb 1, 2012	1000.00%
Promissory note, issued on Nov 20, 2012	77,895
Promissory note - interest, issued on Nov 20, 2012	3600.00%
Promissory note, issued on Nov 28, 2012	67,844
Promissory note - interest, issued on Nov 28, 2012	3600.00%
Promissory note, issued on Dec 11, 2012	116,754
Promissory note - interest, issued on Dec 11, 2012	1200.00%
Promissory note, total amount	$ 438,386	$ 122,914